Other liabilities - Changes in the provision for maintenance (Details) - Provision for maintenance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 21,671	$ 27,195
Accrual of the year	4,118	5,016
Use of the provision	(1,652)	(8,727)
Translation differences and inflation adjustment	(1,223)	(1,813)
Balances at the end of year	$ 22,914	$ 21,671